Related Parties (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties [Abstract]
Short-term compensations	S/ 27,704,000	S/ 28,922,000	S/ 26,066,000
Total long-term compensations	S/ 7,167,000	S/ 7,632,000	S/ 8,272,000